Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Taxes
Income Taxes

10. Income Taxes

The Company applies an estimated annual effective rate to interim period pre-tax income to calculate the income tax provision for the quarter in accordance with the principal method prescribed by the accounting guidance established for computing income taxes in interim periods. The Company’s effective rate was 36.2% and 37.0% for the three months ended June 30, 2014 and 2013, respectively, and 36.2% and 36.7% for the six months ended June 30, 2014 and 2013, respectively.

GAAP requires the measurement of uncertain tax positions. Uncertain tax positions are the difference between a tax position taken, or expected to be taken in a tax return, and the benefit recognized for accounting purposes. There were no uncertain tax positions at June 30, 2014 and December 31, 2013.

The Company files income tax returns in U.S. federal and several U.S. state jurisdictions. The Company is subject to tax audits in numerous jurisdictions in the U.S. until the applicable statute of limitations expires. Excluding those entities acquired as a part of the PlainsCapital Merger, the Company has been examined by U.S. tax authorities for U.S. federal income tax years prior to 2010, and is under no federal or state tax audits at June 30, 2014. PlainsCapital has been examined by U.S. tax authorities for U.S. federal income tax years prior to 2011, and is under no federal or state tax audits at June 30, 2014.

For the majority of tax jurisdictions, the Company is no longer subject to federal, state or local income tax examinations by tax authorities for years prior to 2010.

15. Income Taxes

The significant components of the income tax provision (benefit) are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$51,441	$4,346	$(966)
State	3,414	935	—
	54,855	5,281	(966)
Deferred:
Federal	14,573	(5,649)	(4,043)
State	1,256	(777)	—
	15,829	(6,426)	(4,043)
	$70,684	$(1,145)	$(5,009)

The income tax provision (benefit) differs from the amount that would be computed by applying the statutory Federal income tax rate of 35% to income (loss) before income taxes as a result of the following (in thousands).

	Year Ended December 31,
	2013	2012	2011
Computed tax at federal statutory rate	$69,088	$(2,185)	$(4,039)
Tax effect of:
Life insurance	(114)	(18)	—
Tax-exempt income, net	(2,042)	(151)	—
State income taxes	3,035	103	—
Nondeductible expenses	2,363	352	(970)
Minority interest	(479)	(174)	—
Nondeductible transaction costs	—	1,151	—
Prior year return to provision adjustment	(1,141)	(150)	—
Other	(26)	(73)	—
	$70,684	$(1,145)	$(5,009)

The components of the tax effects of temporary differences that give rise to the net deferred tax asset included in other assets within the consolidated balance sheet are as follows (in thousands).

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$15,919	$16,377
Covered loans	47,770	—
Purchase accounting adjustment - loans	27,997	50,752
Allowance for loan losses	12,383	1,235
Compensation and benefits	16,946	15,246
Indemnification agreements	8,308	8,242
Foreclosed property	13,589	3,701
Net unrealized change in securities	19,428	—
Other	16,216	12,916
	178,556	108,469

Deferred tax liabilities:
Premises and equipment	13,269	10,109
FDIC Indemnification Asset	67,841	—
Intangible assets	22,708	30,068
Derivatives	9,428	12,213
Net unrealized change in securities	—	4,337
Loan servicing	7,480	774
Other	17,972	17,935
	138,698	75,436
Net deferred tax asset	$39,858	$33,033

At December 31, 2013 and 2012, the Company had net operating loss carryforwards for Federal income tax purposes of $45.5 million and $46.8 million, respectively. The net operating loss carryforwards are subject to separate return limitations on their usage. These net operating loss carry-forwards expire in 2023 and later years. The net operating loss carry-forwards for alternative minimum Federal income taxes generally are limited to offsetting 90% of the alternative minimum taxable earnings for a taxable year. The Company expects to realize its current deferred tax assets, including these net operating loss carryforwards, through the implementation of certain tax planning strategies surrounding the PlainsCapital Merger, core earnings, and reversal of timing differences. Therefore, the Company has no valuation allowance on its deferred tax assets at December 31, 2013 or 2012.

GAAP requires the measurement of uncertain tax positions. Uncertain tax positions are the difference between a tax position taken, or expected to be taken in a tax return, and the benefit recognized for accounting purposes. There were no uncertain tax positions at December 31, 2013 and 2012. The Company does not anticipate any significant liabilities for uncertain tax positions to arise in the next twelve months.

The Company files income tax returns in U.S. federal and several U.S. state jurisdictions. The Company is subject to tax audits in numerous jurisdictions in the U.S. until the applicable statute of limitations expires. Excluding those entities acquired as a part of the PlainsCapital Merger, the Company has been examined by U.S. tax authorities for U.S. federal income tax years prior to 2010, and is under no federal or state tax audits at December 31, 2013. PlainsCapital has been examined by U.S. tax authorities for U.S. federal income tax years prior to 2010, and is under no federal or state tax audits at December 31, 2013.

For the majority of tax jurisdictions, the Company is no longer subject to federal, state or local income tax examinations by tax authorities for years prior to 2010.